MARGUERITE C. BATEMAN
DIRECT LINE: 202.383.0107
E-mail: marguerite.bateman@sutherland.com
October 31, 2008
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re: MLIG Variable Insurance Trust
File No. 333-83074 and 811-21038
Commissioners:
     On behalf of MLIG Variable Insurance Trust (the “Trust”), attached for filing with the Securities and Exchange Commission pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of the preliminary solicitation materials requesting voting instructions from owners of variable annuity contracts indirectly invested in the twenty-four investment portfolios of the Trust, with respect to the approval of a new management agreement for the Trust and, for two of the portfolios, with respect to the approval of a new sub-advisory agreement.
     If you have any questions or comments, please call the undersigned at the above number or Cynthia Beyea at (202) 383-0472.

Sincerely,
/s/ Marguerite C. Bateman
Marguerite C. Bateman

Enclosure
cc: Lori M. Salvo
      Frances C. Grabish